New Standards and Interpretations	12 Months Ended
Feb. 28, 2021
Disclosure of expected impact of initial application of new standards or interpretations [text block] [Abstract]
NEW STANDARDS AND INTERPRETATIONS
3.	NEW STANDARDS AND INTERPRETATIONS

3.1	New standards and interpretations

The new and amended standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Group’s financial statements which could be relevant to the Group are disclosed below. The Group intends to adopt these new and amended standards and interpretations, when they become effective. These standards, amended standards and interpretations are not expected to have a material impact on the consolidated annual financial statements in future reporting periods, due to the nature of the Group’s business.

Details of amendment	Annual periods beginning on after
Amendments to IFRS 16: COVID-19 related rent concession	June 1, 2020
Amendments to IFRS 7 and IFRS 9: Interest rate benchmark reform	January 1, 2021
Amendments to IAS 1: Classification of Liabilities as Current or Noncurrent	January 1, 2023
Amendments to IFRS 3: Reference to the Conceptual Framework	January 1, 2022
Annual improvements to IFRS standards 2018 – 2020	January 1, 2022
Amendments to IAS 1 and IFRS Practice Statement 2: Disclosure of accounting policy	January 1, 2023
Amendments to IAS 8: Definition of accounting estimates	January 1, 2023

3.2 Amended standards and interpretation

The Group applied for the first-time certain standards and amendments, which are effective for annual periods beginning on or after March 1, 2020. The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

Amendments to IFRS 3: Definition of a Business

The amendment to IFRS 3 Business Combinations clarifies that to be considered a business, an integrated set of activities and assets must include, at a minimum, an input and a substantive process that, together, significantly contribute to the ability to create output. Furthermore, it clarifies that a business can exist without including all of the inputs and processes needed to create outputs. These amendments had no impact on the consolidated financial statements of the Group, but may impact future periods should the Group enter into any business combinations.

Amendments to IFRS 7, IFRS 9 and IAS 39 Interest Rate Benchmark Reform

The amendments to IFRS 9 and IAS 39 Financial Instruments: Recognition and Measurement provide a number of reliefs, which apply to all hedging relationships that are directly affected by interest rate benchmark reform. A hedging relationship is affected if the reform gives rise to uncertainty about the timing and/or amount of benchmark-based cash flows of the hedged item or the hedging instrument. These amendments have no impact on the consolidated financial statements of the Group as it does not have any interest rate hedge relationships.

Amendments to IAS 1 and IAS 8 Definition of Material

The amendments provide a new definition of material that states, “information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity.” The amendments clarify that materiality will depend on the nature or magnitude of information, either individually or in combination with other information, in the context of the financial statements. A misstatement of information is material if it could reasonably be expected to influence decisions made by the primary users. These amendments had no impact on the consolidated financial statements of, nor is there expected to be any future impact to the Group.

Conceptual Framework for Financial Reporting

The Conceptual Framework is not a standard, and none of the concepts contained therein override the concepts or requirements in any standard. The purpose of the Conceptual Framework is to assist the International Accounting Standards Board (“IASB”) in developing standards, to help preparers develop consistent accounting policies where there is no applicable standard in place and to assist all parties to understand and interpret the standards. This will affect those entities which developed their accounting policies based on the Conceptual Framework. The revised Conceptual Framework includes some new concepts, updated definitions and recognition criteria for assets and liabilities and clarifies some important concepts. These amendments had no impact on the consolidated financial statements of the Group.